Commitments and Contingencies - Narrative (Details)		12 Months Ended
	Mar. 11, 2016 USD ($)	Dec. 31, 2017 USD ($) tbtu	Dec. 31, 2016 USD ($) tbtu	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Line Items]
Amount of Restricted Net Assets for Consolidated Subsidiaries		$ 3,400,000,000
Guarantee Obligations [Member]
Commitments and Contingencies [Line Items]
Loss Contingency Accrual		$ 0	$ 0
SPL [Member]
Commitments and Contingencies [Line Items]
Energy Units Secured Through Long-Term Supply Contracts | tbtu		2,214	1,994
CCL [Member]
Commitments and Contingencies [Line Items]
Energy Units Secured Through Long-Term Supply Contracts | tbtu		2,024	0
Cheniere LNG Terminals, LLC [Member] | Parallax Enterprises [Member]
Commitments and Contingencies [Line Items]
Secured notes receivable				$ 46,000,000
Loss Contingency, Damages Sought, Value	$ 400,000,000
EPC Contract, Train 5 [Member] | SPL [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount		$ 3,100,000,000
EPC Contract, Train 5 [Member] | SPL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty		30,000,000
EPC Contract, Stage 1 [Member] | CCL [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount		7,800,000,000
EPC Contract, Stage 1 [Member] | CCL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty		30,000,000
EPC Contract, Stage 2 [Member] | CCL [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount		2,400,000,000
EPC Contract, Stage 2 [Member] | Prior to Issuance of NTP [Member] | CCL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty		2,500,000
EPC Contract, Stage 2 [Member] | After Issuance of NTP [Member] | CCL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty		$ 30,000,000
Natural Gas Supply Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period		1 year
Natural Gas Supply Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period		6 years
Transportation Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period		1 year
Transportation Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period		20 years
Storage Service Agreement [Member] | SPL [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period		3 years
Storage Service Agreement [Member] | SPL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period		10 years